Submission	Apr. 25, 2025
Submission [Line Items]
Central Index Key	0000723125
Registrant Name	MICRON TECHNOLOGY INC
Registration File Number	333-275276
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES